Fair Value Measurements - Change in the fair value of the derivative warrant liabilities (Details) - USD ($)	3 Months Ended			9 Months Ended	11 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		(Gain) loss on change in fair value of SAFE and warrant liabilities	(Gain) loss on change in fair value of SAFE and warrant liabilities		(Gain) loss on change in fair value of SAFE and warrant liabilities
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	$ 945,000	$ 2,030,000	$ 1,785,000	$ 1,785,000
Issuance of SAFE liability and warrant					$ 7,515,000
Transfer of Public Warrants to Level 1					(5,100,000)
Change in fair value of derivative liabilities	(451,720)	(1,085,000)	245,000		(630,000)
Derivative warrant liabilities at the end	$ 493,280	$ 945,000	$ 2,030,000	$ 493,280	$ 1,785,000